SHAREHOLDERS' EQUITY (Details Textual)		1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 15, 2024 shares	Sep. 27, 2021 ₪ / shares shares	Feb. 19, 2021 ₪ / shares shares	Feb. 19, 2021 ₪ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2015 $ / shares	Sep. 30, 2024 ₪ / shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 22, 2022 USD ($)	Jul. 21, 2022 USD ($)	Jun. 02, 2022 ₪ / shares	Jun. 02, 2022 USD ($) $ / shares	Sep. 27, 2021 $ / shares shares	Feb. 19, 2021 $ / shares shares	Dec. 28, 2016 USD ($)
Shareholders' Equity
Reverse share split, description					a reverse share split within a range of 1:2 to 1:12, to be effective at the ratio
Maximum number of authorized ordinary shares reverse share split					120,000,000
Issued and outstanding ordinary shares of reverse pre-split shares	60,100,000
Issued and outstanding ordinary shares of reverse post-split shares	8,600,000
Authorized number ordinary shares of reverse post-split shares	25,000,000
Number of share-based outstanding														33,171	43,994
Warrants to purchase ordinary shares							32,895
Warrants outstanding												2,498,574		19,187,375
Total number of warrants outstanding														9,814,754
Options granted (in shares)					0		0
Proceeds from warrants | $							$ 13,800,000
Per share value of stock repurchase authorized | ₪ / shares													₪ 0.25		₪ 0.25
Ordinary shares, par value per share after reverse stock split | ₪ / shares											₪ 1.75		₪ 1.75
Treasury Stock, Common, Shares														4,022,607	2,933,208
Private Placement [Member]
Shareholders' Equity
Issuance expenses | $							$ 3,679,000
Purchase agreement with certain institutional investors [Member]
Shareholders' Equity
Exercise price per share | $ / shares																				$ 2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,006,759																		8,006,759
Description of underwriting agreement		The Pre-Funded Warrants have an exercise price of $0.001 per Ordinary Share and are immediately exercisable and can be exercised at any time after their original issuance until such pre-funded warrants are exercised in full. Each ordinary shares was sold at an offering price of $2.035 and each pre-funded warrant was sold at an offering price of $2.034 (equal to the purchase price per ordinary share minus the exercise price of the pre-funded warrant).
Issuance of ordinary shares (in shares)		15,403,014
Per share value of stock repurchase authorized | ₪ / shares		₪ 0.25
Purchase agreement with certain institutional investors [Member] | Additionally Warrants Issued [Member]
Shareholders' Equity
Exercise price per share | $ / shares																				$ 2.5438
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		960,811																		960,811
Issuance of ordinary shares (in shares)		610,504
Purchase Agreement With Certain Institutional Accerdited Investors Member
Shareholders' Equity
Exercise price per share | $ / shares																					$ 3.6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,460,751	5,460,751																	5,460,751
Warrants exercisable, description			exercisable from February 19, 2021, until August 26, 2026
Issuance of ordinary shares (in shares)				10,921,502
Shares issued price per share | $ / shares																					$ 3.6625
Per share value of stock repurchase authorized | ₪ / shares			₪ 0.25	₪ 0.25
Purchase Agreement With Certain Institutional Accerdited Investors Member | Additionally Warrants Issued [Member]
Shareholders' Equity
Exercise price per share | $ / shares																					$ 4.578125
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			655,290	655,290																	655,290
Warrants exercisable, description			exercisable from February 19, 2021, until August 26, 2026
Minimum [Member]
Shareholders' Equity
Authorized number ordinary shares of reverse post-split shares	30,000,000
Exercise price per share | $ / shares														$ 1.25
Maximum [Member]
Shareholders' Equity
Authorized number ordinary shares of reverse post-split shares	43,750,000
Exercise price per share | $ / shares														$ 1.79
Certain institutional purchasers [Member] | Offering of ordinary shares in February 2020 [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												534,300			3,740,100
Proceeds from warrants | $					$ 4,675,125			$ 4,675,125
Certain institutional purchasers [Member] | Offering of ordinary shares in February 2020 Two [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															230,160
Proceeds from warrants | $								359,625
Certain institutional purchasers [Member] | Registered direct offering of ordinary shares in July 2020 [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												288,634
Proceeds from warrants | $					3,556,976
Certain institutional purchasers [Member] | Offering of ordinary shares in July 2020 [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,020,441
Proceeds from warrants | $								3,555,976
Certain institutional purchasers [Member] | Offering of ordinary shares in December 2020 [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												514,010
Proceeds from warrants | $					4,821,416
Certain institutional purchasers [Member] | Offering of ordinary shares in December 2020 [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															3,598,072
Proceeds from warrants | $								4,821,416
Certain institutional purchasers [Member] | December 2020 private placement [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															225,981
Proceeds from warrants | $								405,003
Placement agent [Member] | February 2020 best efforts offering [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												32,880
Proceeds from warrants | $					359,625
Placement agent [Member] | December 2020 private placement [Member]
Shareholders' Equity
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												32,283
Proceeds from warrants | $					$ 405,003
Kreos Capital V [Member]
Shareholders' Equity
Warrants grant date										Dec. 31, 2015
Warrants exercisable, description					currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of September 30, 2024.					currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2023.
Kreos Capital [Member]
Shareholders' Equity
Exercise price per share | $ / shares										$ 52.5
Exercise price per share | $ / shares										$ 7.5
Drawdown amount under loan agreement | $																						$ 8,000,000
Employees, directors, officers, and non-employees [Member]
Shareholders' Equity
Shares reserved for future issuance (in shares)														1,018,945	2,934,679
Share-Based Payment Arrangement, Option [Member]
Shareholders' Equity
Award vesting period, description					Options to purchase ordinary shares generally vest over four years, with certain options to non-employee directors vesting quarterly over one year.
Shares reserved for future issuance (in shares)												0		145,560
Unrecognized cost of shares | $												$ 1,700,000		$ 2,700,000
Expected term of shares					2 years 3 months 18 days		2 years 10 months 24 days
Total fair value of shares vested | $							$ 1,268,000	$ 860,000	$ 802,000
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity
Weighted average grant date fair value, restricted stock units (in USD per share) | $ / shares							$ 0.66	$ 1	$ 1.69
Weighted average grant date fair value, options (in USD per share) | $ / shares					$ 4.8	$ 4.69
Restricted Stock Units (RSUs) [Member] | Nonemployee [Member]
Shareholders' Equity
Number of share-based outstanding												0
Outstanding RSUs														21,929
Share Repurchase Program [Member]
Shareholders' Equity
Number of ordinary shares repurchased, amount | $																$ 5,800,000	$ 8,000,000		$ 8,000,000
Outstanding ordinary shares repurchased, shares														4,022,607
Shares issued price per share | ₪ / shares																		₪ 0.25
Issuance expenses | $							$ 3,500,000
Per share value of stock repurchase authorized | $ / shares																			$ 0.25
Treasury Stock, Common, Shares												574,658
Total cost | $					$ 3,500,000